INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Intangible assets consist of the following:

	December 31, 2014	December 31, 2013
Capitalized Software Development Costs	$1,781,053	$1,631,921
Less: Accumulated amortization	(986,502)	(647,247)
Net capitalized development costs	$794,551	$984,674

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	The estimated future amortization of intangible assets over the remaining weighted average useful life of approximately 4 years is as follows:

2015	$333,974
2016	242,323
2017	130,656
2018	69,694
Thereafter	17,904
$794,551